PGIM Enhanced Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2025
Description	Shares		Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Fund 3.0%
PGIM Active High Yield Bond ETF		4,882	$173,262
(cost $168,493)(wa)
Affiliated Mutual Funds — 92.9%
Domestic Equity — 39.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)		12,624	173,082
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		31,998	1,495,245
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		25,515	242,394
PGIM US Real Estate Fund (Class R6)		25,755	397,662
			2,308,383
Fixed Income — 19.0%
PGIM Core Conservative Bond Fund (Class R6)		46,874	404,994
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		20,652	144,566
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		50,747	349,139
PGIM TIPS Fund (Class R6)		24,053	202,284
			1,100,983
International Equity — 34.0%
PGIM Global Real Estate Fund (Class R6)		28,058	573,792
PGIM Jennison Global Infrastructure Fund (Class R6)		29,305	531,298
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		12,652	172,825
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		43,566	693,564
			1,971,479

Total Affiliated Mutual Funds (cost $4,924,744)(wa)			5,380,845
Unaffiliated Exchange-Traded Fund 4.0%
Vanguard Long-Term Bond ETF (cost $233,719)		3,346	232,681

Total Long-Term Investments (cost $5,326,956)			5,786,788

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $31,443)(wa)		31,443	31,443

TOTAL INVESTMENTS 100.5% (cost $5,358,399)			5,818,231
Liabilities in excess of other assets (0.5)%			(26,713)

Net Assets 100.0%			$5,791,518

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Enhanced Retirement Spending Fund